Financial instruments and risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 753,884	$ 907,981	$ 774,154	$ 711,853
Current trade receivables	103,059	76,035
Assets	5,636,612	5,703,710
Financial liabilities	702,838	809,978	653,065
Lease liabilities	3,153,381	3,061,536	2,891,442
Suppliers	187,486	161,237
Other liabilities	380,818	396,132	$ 288,708
Liabilities	5,372,831	5,338,897
Forward contract [member] | MXN [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	83,055	69,156
Current trade receivables	55,672	45,381
Guarantee deposits	25,423	27,710
Other assets	5,719	5,169
Assets	169,869	147,687
Financial liabilities	106,230	118,590
Lease liabilities	14,806	19,772
Suppliers	112,379	132,244
Other liabilities	258,690	253,822
Liabilities	492,105	524,428
Net foreign currency position	(322,236)	(376,741)
Derivative financial assets		271
Forward contract [member] | Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	29,753	31,847
Current trade receivables	879	676
Guarantee deposits	522	445
Other assets	48
Assets	31,202
Lease liabilities	29	52
Suppliers	1,183	2,537
Other liabilities	2,887	2,206
Liabilities	4,099	4,795
Net foreign currency position	$ 27,103	$ 28,173